Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders’ Deficit (Unaudited) - USD ($)	Series A Redeemable Convertible Preferred Stock	Series B Redeemable Convertible Preferred Stock	Series X Redeemable Convertible Preferred Stock	Class B Common Stock Gx Acquisition Corp	Class A Common Stock Gx Acquisition Corp	Common Stock	Treasury Stock	Additional Paid-in Capital Gx Acquisition Corp	Additional Paid-in Capital	Retained Earnings Gx Acquisition Corp	Retained Earnings	Gx Acquisition Corp	Total
Balance at Dec. 31, 2018	$ 184,247,000	$ 81,035,000	$ 75,000,000	$ 863		$ 1,000		$ 24,137	$ 24,133,000	$ (1,098)	$ (143,449,000)	$ 23,902	$ (119,315,000)
Balance (in Shares) at Dec. 31, 2018	38,361,917	14,092,039	15,552,130	8,625,000		23,830,206	(18,183)
Exercise of stock options									76,000				$ 76,000
Exercise of stock options (in Shares)						137,044							137,044
Stock-based compensation expense									3,700,000				$ 3,700,000
Issuance of Series B redeemable convertible preferred stock
Issuance of Series B redeemable convertible preferred stock (in Shares)		155,404
Exercise of Series B redeemable preferred stock warrants		$ 125,000,000
Exercise of Series B redeemable preferred stock warrants (in Shares)		21,600,137
Sale of 28,750,000 Units, net of underwriting discounts, offering expenses and warrant liability					$ 2,875			257,488,209				257,491,084
Sale of 28,750,000 Units, net of underwriting discounts, offering expenses and warrant liability (in Shares)					28,750,000
Forfeiture of Founder Shares				$ (144)				144
Forfeiture of Founder Shares (in Shares)				(1,437,500)
Class A common stock subject to possible redemption					$ (2,558)			(256,393,289)		(1,997,908)		(258,393,755)
Class A common stock subject to possible redemption (in Shares)					(25,583,486)
Net income (loss)										5,878,770	(211,881,000)	5,878,770	(211,881,000)
Balance at Dec. 31, 2019	$ 184,247,000	$ 206,035,000	$ 75,000,000	$ 719	$ 317	$ 1,000		1,119,201	27,909,000	3,879,764	(355,330,000)	5,000,001	(327,420,000)
Balance (in Shares) at Dec. 31, 2019	38,361,917	35,847,580	15,552,130	7,187,500	3,166,514	23,967,250	(18,183)
Change in value of Class A common stock subject to possible redemption					$ (50)					(6,368,380)		(6,368,430)
Change in value of Class A common stock subject to possible redemption (in Shares)					(495,076)
Exercise of stock options									15,000				15,000
Exercise of stock options (in Shares)						5,000
Share issuance costs		$ (15,000)
Issuance of Series B preferred stock		$ 84,596,000
Issuance of Series B preferred stock (in Shares)		17,720,750
Stock-based compensation expense									828,000				828,000
Net income (loss)										6,368,437	(30,200,000)	6,368,437	(30,200,000)
Balance at Mar. 31, 2020	$ 184,247,000	$ 290,616,000	$ 75,000,000	$ 719	$ 267	$ 1,000		1,119,201	28,752,000	3,879,821	(385,530,000)	5,000,008	(356,777,000)
Balance (in Shares) at Mar. 31, 2020	38,361,917	53,568,330	15,552,130	7,187,500	2,671,438	23,972,250	(18,183)
Balance at Dec. 31, 2019	$ 184,247,000	$ 206,035,000	$ 75,000,000	$ 719	$ 317	$ 1,000		1,119,201	27,909,000	3,879,764	(355,330,000)	5,000,001	(327,420,000)
Balance (in Shares) at Dec. 31, 2019	38,361,917	35,847,580	15,552,130	7,187,500	3,166,514	23,967,250	(18,183)
Change in value of Class A common stock subject to possible redemption					$ 498			47,261,892		1,997,908		49,260,298
Change in value of Class A common stock subject to possible redemption (in Shares)					4,976,025
Exercise of stock options									138,000				$ 138,000
Exercise of stock options (in Shares)						140,996							140,996
Repurchase of common stock							$ (256,000)						$ (256,000)
Repurchase of common stock (in Shares)							(100,000)
Share issuance costs		(15,000)
Issuance of Series B preferred stock		$ 84,596,000
Issuance of Series B preferred stock (in Shares)		17,720,750
Issuance of Series B convertible preferred stock in connection with CariCord acquisition		$ 250,000
Issuance of Series B convertible preferred stock in connection with CariCord acquisition (in Shares)		43,176
Stock-based compensation expense									4,371,000				4,371,000
Net income (loss)										(49,260,297)	(208,233,000)	(49,260,297)	(208,233,000)
Balance at Dec. 31, 2020	$ 184,247,000	$ 290,866,000	$ 75,000,000	$ 719	$ 815	$ 1,000	$ (256,000)	48,381,093	32,418,000	(43,382,625)	(563,563,000)	5,000,002	$ (531,400,000)
Balance (in Shares) at Dec. 31, 2020	38,361,917	53,611,506	15,552,130	7,187,500	8,142,539	24,108,246	(118,183)
Change in value of Class A common stock subject to possible redemption					$ (815)			(48,381,093)		(34,229,993)		(82,611,901)
Change in value of Class A common stock subject to possible redemption (in Shares)					(8,142,539)
Exercise of stock options (in Shares)
Stock-based compensation expense									1,009,000				$ 1,009,000
Net income (loss)										38,028,962	(81,539,000)	38,028,962	(81,539,000)
Balance at Mar. 31, 2021	$ 184,247,000	$ 290,866,000	$ 75,000,000	$ 719		$ 1,000	$ (256,000)		$ 33,427,000	$ (39,583,656)	$ (645,102,000)	$ (39,582,937)	$ (611,930,000)
Balance (in Shares) at Mar. 31, 2021	38,361,917	53,661,506	15,552,130	7,187,500		24,108,246	(118,183)